Trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables.
Trade receivables, net of expected credit loss allowance, Current	£ 1,487	£ 1,318
Total trade receivables, net of expected credit loss allowance	1,487	1,318
Other prepayments and accrued income, Current	106	56
Total other prepayments and accrued income	106	56
Interest receivable, Current		1
Interest receivable		1
Employee loans and advances, Current	6	4
Total employee loans and advances	6	4
Other third-party receivables, Current	256	286
Other third-party receivables, Non-Current	107	8
Total other third-party receivables	363	294
Other receivables with GSK companies, Current	26	542
Other receivables with GSK companies, Non-Current	25
Total other receivables with GSK companies	51	542
Trade and other receivables, Current	1,881	2,207
Trade and other receivables, non-current	132	8
Total trade and other receivables	£ 2,013	£ 2,215